Share based compensation - Disclosure of key terms and conditions related to grants (Details)		12 Months Ended
	Dec. 29, 2016 shares	Dec. 31, 2017 shares	Dec. 31, 2016 shares	Dec. 31, 2015 shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options outstanding (in shares)		2,251,540	1,038,140	629,010
Stock option Plan A
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options outstanding (in shares)		50,000
Vesting period		3 years
Contractual life of options		5 years
Stock option Plan C
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options outstanding (in shares)		121,250
Vesting period		4 years
Contractual life of options		6 years
Tranche 1 | Equity Incentive Plan
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Vesting percentage		50.00%
Tranche 2 | Equity Incentive Plan
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Vesting percentage		50.00%
Board | Equity Incentive Plan
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options outstanding (in shares)		368,200
Vesting period		1 year
Contractual life of options		8 years
Employees/Board | Tranche 1 | Equity Incentive Plan
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options outstanding (in shares)		856,045
Vesting period		2 years
Vesting percentage		50.00%
Contractual life of options		8 years
Employees/Board | Tranche 2 | Equity Incentive Plan
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options outstanding (in shares)		856,045
Vesting period		3 years
Vesting percentage		50.00%
Contractual life of options		8 years
Bettina Stubinski, the former Chief Medical Officer | Equity Incentive Plan
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options that have vested early (in shares)	25,000